Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Grant Revenue	$ 1,263	$ 1,491
Operating expenses:
Research and development	61,341	54,078
General and administrative	21,130	12,013
Total operating expenses	82,471	66,091
Loss from operations	(81,208)	(64,600)
Other income (expenses), net
Interest income	16	278
Change in fair value of contingent earnout liability	55,772	0
Interest expense	(4,348)	(2,202)
Gain on PPP loan forgiveness	3,284	0
Change in fair value of common stock warrant liabilities	56	0
Transaction costs expensed	(49)	0
Total other income (expenses), net	54,731	(1,924)
Net loss	(26,477)	(66,524)
Comprehensive loss	$ (26,477)	$ (66,524)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.66)	$ (11.54)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.66)	$ (11.54)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic (in shares)	39,970,398	5,765,688
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, diluted (in shares)	39,970,398	5,765,688